Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Profit/(loss) for the year	$ 3,289	$ (115,613)	$ 126,398
Adjustments for:
Depreciation	177,213	168,041	153,193
Impairment loss on vessels	28,627	162,149
Loss on disposal of non-current assets	572
Share of profit of associates	(2,192)	(1,627)	(1,800)
Financial income	(726)	(5,318)	(4,784)
Financial costs	165,281	190,481	166,627
Unrealized foreign exchange losses on cash and cash equivalents			329
Realized foreign exchange losses		773
Unrealized loss on derivative financial instruments held for trading including ineffective portion of cash flow hedges	64,367	54,201	8,211
Recycled loss of cash flow hedges reclassified to profit or loss		697
Non-cash defined benefit obligations	57		(51)
Share-based compensation	5,849	5,447	5,216
Adjusted profit	442,337	459,231	453,339
Movements in operating assets and liabilities:
(Increase)/decrease in trade and other receivables including related parties, net	(11,361)	27,609	(33,286)
Decrease/(increase) in prepayments and other assets	(20,910)	205	888
(Increase)/decrease in inventories	607	(419)	(915)
(Increase)/decrease in other non-current assets	11,758	(21,678)	(465)
Increase in other non-current liabilities	375	864	2,957
Increase in accounts payable and other current liabilities	21,678	23,436	3,113
Cash provided by operations	444,484	489,248	425,631
Interest paid	(155,533)	(171,825)	(141,921)
Net cash provided by operating activities	288,951	317,423	283,710
Cash flows from investing activities:
Payments for tangible fixed assets and vessels under construction	(732,385)	(479,618)	(673,787)
Proceeds from sale of tangible fixed assets	2,322
Return of capital expenditures		10,451
Other investments	(472)	(158)	(136)
Payments for right-of-use assets	(5,803)	(935)	(36)
Dividends received from associate	1,725	1,313	1,263
Purchase of short-term investments		(82,500)	(71,000)
Maturity of short-term investments	4,500	103,000	46,000
Increase in restricted cash	(300)
Financial income received	844	5,469	4,697
Net cash used in investing activities	(729,569)	(442,978)	(692,999)
Cash flows from financing activities:
Proceeds from loans and bonds	2,138,035	905,730	524,165
Loan and bond repayments	(1,481,709)	(547,751)	(231,753)
Payment of loan and bond issuance costs	(35,795)	(25,912)	(7,449)
Loan issuance costs received	792
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)			60,345
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)			208,394
Payment of equity raising costs	(1,153)	(1,670)	(917)
Proceeds from private placement	36,000
Payment for cross currency swaps' ("CCSs") termination/modification	(4,052)	(3,731)
Payment for bond repurchase at a premium	(1,937)	(46,721)
Payment for interest rate swaps termination	(31,662)
Proceeds from entering into interest rate swaps	31,622
Purchase of treasury shares or GasLog Partners' common units	(2,996)	(26,642)	(62)
Proceeds from stock options' exercise		149	754
Dividends paid	(90,041)	(193,436)	(178,028)
Payments for lease liability	(11,150)	(9,950)	(7,329)
Net cash provided by financing activities	545,954	50,066	368,120
Effects of exchange rate changes on cash and cash equivalents	(1,814)	(3,358)	(329)
(Decrease)/increase in cash and cash equivalents	103,522	(78,847)	(41,498)
Cash and cash equivalents, beginning of the year	263,747	342,594	384,092
Cash and cash equivalents, end of the year	$ 367,269	$ 263,747	$ 342,594